Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
NF_10.31 Fidelity International Sustainable Funds Retail Combo PRO-01 | Fidelity Sustainable International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:Fidelity® Sustainable International Equity Fund/Fidelity® Sustainable International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in equity securities of companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social, and governance (ESG) profile. Normally investing primarily in non-U.S. securities. Using the Adviser’s proprietary ESG ratings process to evaluate the current state of an issuer’s sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward looking assessment of an issuer’s sustainability outlook provided by the Adviser’s fundamental research analysts and ESG team. The Adviser’s ESG ratings of issuers are derived from multiple factors, including an issuer’s environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer’s board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer’s financial outlook, and not all factors may be applicable to all issuers. Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Allocating investments across different countries and regions. In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics – Investment Details – Sustainable Investing Exclusions” for additional information.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Sustainability Risk. Application of FMR’s ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund’s exposure to certain issuers, sectors, regions, and countries and may affect the fund’s performance depending on whether certain investments are in or out of favor. The criteria related to the fund’s ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Concentration in Japan. Because the fund concentrates its investments in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
NF_10.31 Fidelity International Sustainable Funds Retail Combo PRO-01 | Fidelity Sustainable International Equity Fund | Fidelity Sustainable International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.33%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.00%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.95%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	$ 527

[1]	(a)Based on estimated amounts for the current fiscal year.
[2]

(b)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2023 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.